CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Millions, $ in Millions		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents		₪ 308		₪ 376
Short-term deposits		344		411
Trade receivables		571		560
Other receivables and prepaid expenses		152		46
Deferred expenses - right of use		27		26
Inventories		87		77
CURRENT ASSETS, TOTAL		1,489		1,496
NON CURRENT ASSETS
Long-term deposits		280		155
Trade receivables		245		232
Deferred expenses - right of use		142		118
Lease - right of use		679		663
Property and equipment		1,644		1,495
Intangible and other assets		472		521
Goodwill		407		407
Deferred income tax asset		34		29
Other non-current receivables		1		9
NON CURRENT ASSETS, TOTAL		3,904		3,629
TOTAL ASSETS		5,393		5,125
CURRENT LIABILITIES
Current maturities of notes payable and borrowings		268		290
Trade payables		705		666
Other payables and provisions		185		127
Current maturities of lease liabilities		125		120
Deferred revenues and other		139		131
CURRENT LIABILITIES, TOTAL		1,422		1,334
NON CURRENT LIABILITIES
Notes payable		1,224		1,219
Borrowings from banks		184		86
Financial liability at fair value				4
Liability for employee rights upon retirement, net		35		42
Lease liabilities		595		582
Deferred revenues from HOT mobile		39		71
Non-current liabilities and provisions		35		64
NON CURRENT LIABILITIES, TOTAL		2,112		2,068
TOTAL LIABILITIES		3,534		3,402
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2020 and 2021 - 235,000,000 shares; issued and outstanding - December 31, 2020 - 182,826,973 shares		2		2
Capital surplus		1,279		1,311
Accumulated retained earnings		742		606
Treasury shares, at cost - December 31, 2020 - 7,741,784 shares December 31, 2021 - 7,337,759 shares		(164)		(196)
TOTAL EQUITY		1,859		1,723
TOTAL LIABILITIES AND EQUITY		₪ 5,393		₪ 5,125
Convenience translation into U.S. dollars [Member]
CURRENT ASSETS
Cash and cash equivalents | $			$ 99
Short-term deposits | $			111
Trade receivables | $			184
Other receivables and prepaid expenses | $			49
Deferred expenses - right of use | $			9
Inventories | $			28
CURRENT ASSETS, TOTAL | $			480
NON CURRENT ASSETS
Long-term deposits | $			90
Trade receivables | $			79
Deferred expenses - right of use | $			45
Lease - right of use | $			218
Property and equipment | $			529
Intangible and other assets | $			152
Goodwill | $			131
Deferred income tax asset | $			11
Other non-current receivables | $	[1]
NON CURRENT ASSETS, TOTAL | $			1,255
TOTAL ASSETS | $			1,735
CURRENT LIABILITIES
Current maturities of notes payable and borrowings | $			86
Trade payables | $			227
Other payables and provisions | $			59
Current maturities of lease liabilities | $			40
Deferred revenues and other | $			45
CURRENT LIABILITIES, TOTAL | $			457
NON CURRENT LIABILITIES
Notes payable | $			394
Borrowings from banks | $			59
Liability for employee rights upon retirement, net | $			12
Lease liabilities | $			191
Deferred revenues from HOT mobile | $			13
Non-current liabilities and provisions | $			11
NON CURRENT LIABILITIES, TOTAL | $			680
TOTAL LIABILITIES | $			1,137
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2020 and 2021 - 235,000,000 shares; issued and outstanding - December 31, 2020 - 182,826,973 shares | $			1
Capital surplus | $			411
Accumulated retained earnings | $			239
Treasury shares, at cost - December 31, 2020 - 7,741,784 shares December 31, 2021 - 7,337,759 shares | $			(53)
TOTAL EQUITY | $			598
TOTAL LIABILITIES AND EQUITY | $			$ 1,735

[1]	Representing an amount of less than 1 million